SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 15,710,466	$ 15,828,950
Less: accumulated amortization	(2,213,710)	(646,829)
Total intangible assets, net	13,496,756	15,182,121
Software [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	14,682,927	14,793,662
Brand Names [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	981,181	988,580
Customer List [Member]
Intangible Asset, Finite-Lived [Line Items]
Intangible assets, gross	$ 46,358	$ 46,708